Leases	6 Months Ended
Mar. 31, 2020
Leases [Abstract]
Leases

5. Leases

The Company’s lease portfolio consists operating real estate leases for its corporate offices and, to a lesser extent, storage and other equipment. Under ASC 842, a contract is or contains a lease when (1) an explicitly or implicitly identified asset has been deployed in the contract and (2) the customer obtains substantially all of the economic benefits from the use of that underlying asset and directs how and for what purpose the asset is used during the term of the contract. The Company determines if an arrangement is or contains a lease at inception of the contract. For all leases (finance and operating), other than those that qualify for the short-term recognition exemption, the Company will recognize on the balance sheet a lease liability for its obligation to make lease payments arising from the lease and a corresponding ROU asset representing its right to use the underlying asset over the period of use based on the present value of lease payments over the lease term as of the lease commencement date. ROU assets are adjusted for initial direct costs, lease payments made and incentives. As the rates implicit in our leases are not readily determinable, the Company uses its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. This rate is based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments. The lease term used to calculate the lease liability will include options to extend or terminate the lease when the option to extend or terminate is at the Company’s discretion and it is reasonably certain that the Company will exercise the option. Fixed payments are recognized as lease expense on a straight-line basis over the lease term. For leases with a term of one year or less (“short-term leases”), the lease payments are recognized in the consolidated statement of operations on a straight-line basis over the lease term.

ASC 842 requires that only limited types of variable payments be included in the determination of lease payments, which affects lease classification and measurement. Variable lease costs, if any, are recognized as incurred and such costs are excluded from lease balances recorded on the consolidated balance sheet. The initial measurement of the lease liability and ROU asset are determined based on both the fixed lease payments and any variable lease payments that depend on an index or a rate (such as the Consumer Price Index or a market interest rate). The Company initially measures these variable lease payments using the index or rate at lease commencement (i.e., the spot or gross index or rate applied to the base rental amount). All other variable lease payments are recognized in the period in which the payments are incurred.

The Company’s operating ROU assets are included in operating lease right-of-use assets and the Company’s current and non-current operating lease liabilities are included in operating lease liabilities, current and operating lease liabilities, noncurrent, respectively, in the Company’s balance sheet.

Operating lease liabilities are amortized using the effective interest method. That is, in each period, the liability will be increased to reflect the interest that is accrued on the related liability by using the appropriate discount rate and decreased by the lease payments made during the period. The subsequent measurement of the ROU asset is linked to the amount recognized as the lease liability. Accordingly, the ROU asset is measured as the lease liability adjusted by (1) accrued or prepaid rents (i.e., the aggregate difference between the cash payment and straight-line lease cost), (2) remaining unamortized initial direct costs and lease incentives, and (3) impairments of the ROU asset. Operating lease costs are included in Selling, general and administrative expenses.

For lease agreements that contain both lease and non-lease components, the Company has elected the practical expedient provided by ASC 842 that permits the accounting for these components as a single lease component (rather than separating the lease from the non-lease components and accounting for the components individually).

The Company enters into operating leases for buildings, office equipment, production equipment, warehouses, and other types of equipment. Our leases have remaining lease terms of 1 year to 11 years, some of which include options to extend the leases for up to 10 years, and some of which include options to terminate the leases within 1 year.

Among the Company’s operating leases are its leases for the Ford Factory Building, located at 777 S. Santa Fe Avenue in Los Angeles, California, and for 27 Wrights Lane, Kensington, London. The landlord for both leases is an affiliate of Access. As of March 31, 2020, the aggregate lease liability related to these leases was $139 million.

There are no restrictions or covenants, such as those relating to dividends or incurring additional financial obligations, relating to our lease portfolio, and residual value guarantees are not significant.

The components of lease expense were as follows:

	Three Months Ended March 31, 2020	Six Months Ended March 31, 2020
	(in millions)
Lease Cost
Operating lease cost	$12	$26
Short-term lease cost	—	—
Variable lease cost	2	5
Sublease income	—	—

Total lease cost	$14	$31

Supplemental cash flow information related to leases was as follows:

Six Months Ended March 31, 2020
(in millions)
Cash paid for amounts included in the measurement of operating lease liabilities	$28
Right-of-use assets obtained in exchange for operating lease obligations	9

Supplemental balance sheet information related to leases was as follows:

March 31, 2020
(in millions)
Operating Leases
Operating lease right-of-use assets	$281
Operating lease liabilities, current	$39
Operating lease liabilities, noncurrent	312

Total operating lease liabilities	$351

Weighted Average Remaining Lease Term
Operating leases	9 years
Weighted Average Discount Rate
Operating leases	4.57%

Maturities of lease liabilities were as follows:

Years	Operating Leases
(in millions)
2020	$40
2021	53
2022	50
2023	47
2024	47
Thereafter	190

Total lease payments	427
Less imputed interest	(76)

Total	$351

As of March 31, 2020, there have been no leases entered into that have not yet commenced.